SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - Salaries, fees and benefits [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Exploration and evaluation expenses	$ 11,372,000	$ 6,777,000	$ 7,130,000
Administration expenses	389,000	347,000	245,000
Total	$ 11,761,000	$ 7,124,000	$ 7,375,000